Critical accounting judgments and key sources of estimation uncertainty:	12 Months Ended
Dec. 31, 2025
Critical accounting judgments and key sources of estimation uncertainty:
Critical accounting judgments and key sources of estimation uncertainty:

Note 21 - Critical accounting judgments and key sources of estimation uncertainty:

In applying the Company’s accounting policies, which are described below, Company management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities. Estimates and assumptions are based on historical experience and other factors considered relevant. Actual results could differ from those estimates.

Critical accounting judgments

Significant information on assumptions, critical judgments and uncertainty estimations recognized in the consolidated financial statements are as follows:

21.1 Revenue

21.2 Useful life of the Airplan concession

21.3 Evaluation of impairment of intangible assets, airport concession and goodwill

21.4 Fair Value property investment

21.1 Revenue

As mentioned in Note 20.1.3, the Company regularly monitors and adjusts income so as to avoid exceeding the maximum rate at each of the airports operated by the Company in Mexico, which is the annual maximum income per traffic unit that can be received, and therefore the amount that the Company can record for services rendered whose prices are regulated.

If the Company recognized income exceeding that maximum rate, the authorities could cancel one or more airport concessions. Therefore, the Company regularly monitors regulated income in Mexico to ensure it does not exceed the limit. The application of the procedure established in the concession titles for determining maximum rates and securing the necessary information are complex procedures. Among the information used in determining the maximum rate is passenger traffic and cargo statistics, in addition to variables such as the National Producer Price Index (excluding oil), authorized rates for airport services and the Rate for Airport Use.

21.2 Useful life of the Airplan concession

The term of the Airplan contract extends from the date of signing and until the date on which one of any of the following events occurs:

●	That the regulated revenues generated are equal to the expected regulated revenues, provided that by that time 15 years have elapsed from the date of subscription of the certificate of execution.
●	That 25 years have elapsed since the date of execution of the execution start certificate, regardless of whether, at the time, the regulated revenues generated have not matched the value of the expected regulated revenues.
●	If the regulated income generated equals the expected regulated income before 15 years have elapsed from the date of execution of the certificate of execution, the duration of the execution of the contract will be, in any case, 15 years.

It must be taken into account, for purposes of the regulated revenues expected according to the definition of the concession contract that the expected regulated revenue will increase once each of the complementary works (mandatory or voluntary) is delivered to the grantor. The useful life for the amortization was determined as the duration of the concession and the amortization is calculated on a linear basis based on the years in which the recovery of the expected income of the financial model held by the Company is expected. The minimum term of the concession was the year 2022; however, in accordance with the complementary works carried out and the measurement of the expected income against the income generated, the concession will have a minimum useful life until the year 2032, and in accordance with the legal terms, the Concession may extend until 2048.

The Company carried out a sensitivity analysis based on notifications from the regulator and the updated financial information as of the close of fiscal year 2025. It is estimated that the regulated revenues generated by Airplan will equal the regulated revenues expected in fiscal year 2027. In accordance with the provisions of clause seven and sections 10.2 and 10.8 of the concession agreement, from that date Airplan will only retain the right to receive non-regulated revenues during the remaining period of the contract, whose minimum expiration is scheduled for 2032. Considering these operating conditions, the Company was required to adjust the amortization method applied up to December 31, 2024, in order to adequately reflect the new pattern of consumption of the future economic benefits of the concession, in accordance with the provisions of IAS 38, IFRIC 12, and IAS 36.

The Company has determined that the concession intangible asset be segregated into two components for amortization purposes:

Regulated component: Corresponds to the right to receive regulated revenues until 2027. Since the benefits associated with this component will be fully extinguished by that date, its amortization will be recognized on an accelerated basis through 2027, reflecting the consumption of the future economic benefits derived from those rights.

Non-regulated component: Represents the right to receive non-regulated revenues derived from commercial activities and complementary services. This component will continue to be amortized on a straight-line basis until 2032, the date on which the concession agreement concludes and the generation of future economic benefits ceases.

At December 31, 2024 and 2025 the total expected revenues considering the additional works amount to Ps. 13,081,476 and Ps.15,380,997 respectively.

21.3 Evaluation of impairment of intangible assets, airport concession and goodwill

Intangible assets, airport concessions and goodwill are assessed for impairment whenever events or changes in circumstances indicated that the value of intangible assets could be impaired and at least once a year in the case of goodwill. To determine whether the value of intangible assets and goodwill has been impaired, the cash generating unit relating to the intangible asset and goodwill has to be valued using present value techniques. By applying this valuation technique, the Company is based on a series of factors, including historical results, business plans, forecasts and market data. This is further described in Note 9.1. As can be deducted from this description, changes in the conditions of these judgments and estimates can significantly affect the assessed value of intangible assets and goodwill.

21.4 Fair Value property investment

The fair value of investment properties is determined primarily using the discounted cash flows. These projections are supported by the terms of existing contracts and external information, such as rents from comparable properties in the same areas and under similar conditions. Discount rate reflecting current market conditions are used, and an assessment of the uncertainty associated with the amount and timing of expected cash flows is incorporated.

Sensitivity

For the 2025 fiscal year, if the discount rate applied to the cash flow projections of the investment projections were +1% or - 1%, the fair value would have had a decrease of Ps. 781,638 and an increase of Ps. 646,182, respectively